Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 1,914,090	$ 1,062,290	$ 44,450	$ 3,020,830
CANADA | GOVERNMENT OF ALBERTA [Member]
Total	461,190	1,060,610	21,940	1,543,740
CANADA | REGIONAL MUNICIPALITY OF WOOD BUFFALO [Member]
Total	52,360			52,360
CANADA | MUNICIPAL DISTRICT OF BONNYVILLE NO 87 [Member]
Total	29,960			29,960
CANADA | TOWN OF NORMAN WELLS [Member]
Total	5,150			5,150
CANADA | GOVERNMENT OF BRITISH COLUMBIA [Member]
Total			110	110
CANADA | GOVERNMENT OF CANADA [Member]
Total	1,345,380	$ 1,680	630	1,347,690
CANADA | GOVERNMENT OF QUEBEC [Member]
Total	$ 20,050			20,050
CANADA | ATHABASCA CHIPEWYAN FIRST NATION [Member]
Total			4,260	4,260
CANADA | COLD LAKE FIRST NATIONS [Member]
Total			1,050	1,050
CANADA | ELIZABETH METIS SETTLEMENT [Member]
Total			700	700
CANADA | FORT MCKAY FIRST NATION [Member]
Total			7,540	7,540
CANADA | FORT MCKAY METIS COMMUNITY ASSOCIATION [Member]
Total			1,140	1,140
CANADA | FORT MCMURRAY #468 FIRST NATION [Member]
Total			1,350	1,350
CANADA | HEART LAKE FIRST NATION [Member]
Total			180	180
CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #125 FORT CHIPEWYAN [Member]
Total			1,140	1,140
CANADA | METIS NATION OF ALBERTA ASSOCIATION LOCAL #1935 FORT MCMURRAY [Member]
Total			900	900
CANADA | MIKISEW CREE FIRST NATION [Member]
Total			2,130	2,130
CANADA | ONION LAKE CREE NATION [Member]
Total			300	300
CANADA | WHITEFISH LAKE FIRST NATION [Member]
Total			180	180
CANADA | BEAVER LAKE CREE NATION [Member]
Total			150	150
CANADA | BUFFALO LAKE METIS SETTLEMENT [Member]
Total			$ 750	$ 750